Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Significant Accounting Policies [Line Items]
Amount due from third party payment processing transactions			$ 79.6	$ 39.0
Number of days for loans to become past due		90 days	90 days
Outstanding claim amount of principal amount			98.00%
Escrow funds and other custodial funds			996.3	252.4
Equity percentage required of new borrower after REO resale			5.00%
Initial investment percentage the minimum requirement			5.00%
Performance Fees Earned in Connection with Equity Method Investment	$ 34.2	$ 34.2
Maximum [Member]
Significant Accounting Policies [Line Items]
Number of days to settle third party payment processing transactions			3 days